GENERAL (Details Textual) - USD ($)	1 Months Ended
	Mar. 25, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note, Stock Split	1 share of par value NIS 0.1 was split to 10 shares of par value NIS 0.01.
Bonus Shares Authorized, Per Share		29		29
Retained Earnings (Accumulated Deficit)		$ (2,560,440)	$ (1,906,979)
Stockholders' Equity Attributable to Parent		$ (403,949)	$ (527,510)		$ (587,693)	$ (596,822)